GOODWILL - Allocation of net carrying amount of goodwill in significant CGU groups (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GOODWILL
Goodwill	$ 2,692.9	$ 2,678.3	$ 2,695.8
Telecommunications
GOODWILL
Goodwill	2,656.1	2,656.1
Other
GOODWILL
Goodwill	$ 36.8	$ 22.2